Income Taxes - Components of the Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit computed at the statutory rate	$ (19,102)	$ 13,128	$ 5,946
State income taxes	(1,706)	(30)	37
Income not subject to federal taxes	0	(13,128)	(5,946)
Contingent consideration	27,706	0	0
Other	(325)	0	0
Income tax expense	$ 6,573	$ (30)	$ 37
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit computed at the statutory rate	21.00%	21.00%	21.00%
State income taxes	1.90%	(0.10%)	0.10%
Income not subject to federal taxes	0.00%	(21.00%)	(21.00%)
Contingent consideration	(30.50%)	0.00%	0.00%
Other	0.40%	0.00%	0.00%
Income tax expense	(7.20%)	(0.10%)	0.10%